[LOGO OF Lincoln Financial Group(R)]   Lincoln Variable Insurance Products Trust
                                                         Radnor Financial Center
                                                      150 N. Radnor Chester Road
                                                      Radnor, Pennsylvania 19087

Phone:  484-583-8082
Fax:    484-583-8383
E-Mail: Jill.Whitelaw@LFG.com
        ---------------------

VIA EDGAR
---------

January 24, 2012

Alberto H. Zapata, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

RE:  Lincoln Variable Insurance Products Trust (the "Trust")
     (File Nos. 033-70742 and 811-08090)

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 121 (the "Amendment") to the Registration Statement on Form N-1A of the above referenced registrant (the "Registrant"). The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 with respect to the LVIP Protected Profile Conservative Fund, LVIP Protected Profile Moderate Fund, and LVIP Protected Profile Growth Fund (the "Funds"). This filing is being made to update the Prospectuses with material changes as referenced in the Supplement filed on December 21, 2011 with respect to the Funds.

We are anticipating that this Amendment will become effective on or about April 30, 2012; however, we will need to make our Rule 485(b) filing on or about April 12, 2012 in order to allow sufficient time for printed materials to be available by the effective date.

Please contact the undersigned at 484-583-8082 with your comments.

Very truly yours,


/s/ Jill R. Whitelaw
----------------------------------------
Jill R. Whitelaw
Chief Counsel-Funds Management

Enclosures

cc:  Colleen E. Tonn, Esq.